REVENUE AND SEGMENT INFORMATION (Details Narrative)	Sep. 30, 2024	Sep. 30, 2023
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets percentage	100.00%	100.00%